Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and non-PEO named executive officers (“Non-PEO NEO”) and Company performance for the fiscal years listed below. The Human Capital Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Year	Summary Compensation Table Total for PEO¹ ($)	Compensation Actually Paid to PEO¹˒²˒³ ($)	Average Summary Compensation Table Total for Non-PEO NEOs[1] ($)	Average Compensation Actually Paid to Non-PEO NEOs[1,2,3] ($)	Value of Initial Fixed $100 Investment based on:[4]		Net Income ($ Millions)	Total Revenue⁵ ($ Millions)
					TSR ($)	Peer Group TSR ($)
2024	8,403,506	36,014,118	2,139,021	9,540,330	153.08	164.52	(52.7)	666.8
2023	7,531,591	20,194,525	1,800,274	5,249,186	77.30	139.45	(13.1)	572.4
2022	7,002,168	6,690,549	1,439,261	947,639	41.64	87.67	(12.3)	491.6
2021	6,870,858	(14,932,287)	942,943	(3,745,456)	45.54	130.86	(1.5)	425.5

(1) David DeStefano was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021	2022- 2024
John Schwab	John Schwab
Lisa Butler	Bryan Rowland

(2) The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s named executive officers. These amounts reflect the 2024 Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3) Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the 2024 Summary Compensation Table.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards and Option Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2024	8,403,506	(7,000,004)	34,610,616	36,014,118

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	2,139,021	(1,410,552)	8,811,861	9,540,330

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2024	14,837,115	15,159,697	-	4,613,804	-	-	34,610,616

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2024	2,989,788	5,500,803	-	321,270	-	-	8,811,861

(4)The Peer Group TSR set forth in this table utilizes the Nasdaq U.S. Benchmark Software TR Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2024. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the Nasdaq U.S. Benchmark Software TR Index respectively. Historical stock performance is not necessarily indicative of future stock performance.

(5) We determined Total Revenue to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2024.

Company Selected Measure Name	Total Revenue
Named Executive Officers, Footnote

(1) David DeStefano was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021	2022- 2024
John Schwab	John Schwab
Lisa Butler	Bryan Rowland

Peer Group Issuers, Footnote
(4)The Peer Group TSR set forth in this table utilizes the Nasdaq U.S. Benchmark Software TR Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2024. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the Nasdaq U.S. Benchmark Software TR Index respectively. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 8,403,506	$ 7,531,591	$ 7,002,168	$ 6,870,858
PEO Actually Paid Compensation Amount	$ 36,014,118	20,194,525	6,690,549	(14,932,287)
Adjustment To PEO Compensation, Footnote

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards and Option Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2024	8,403,506	(7,000,004)	34,610,616	36,014,118

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2024	14,837,115	15,159,697	-	4,613,804	-	-	34,610,616

Non-PEO NEO Average Total Compensation Amount	$ 2,139,021	1,800,274	1,439,261	942,943
Non-PEO NEO Average Compensation Actually Paid Amount	$ 9,540,330	5,249,186	947,639	(3,745,456)
Adjustment to Non-PEO NEO Compensation Footnote

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	2,139,021	(1,410,552)	8,811,861	9,540,330

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2024	2,989,788	5,500,803	-	321,270	-	-	8,811,861

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

The following table presents the financial performance measures that the Company considers having been the most important in linking Compensation Actually Paid to our PEO and Non-PEO NEOs for 2024 to Company performance. The measures in this table are not ranked.

Total Revenue Pre-Tax Net Income Adjusted Cash from Operations

Total Shareholder Return Amount	$ 153.08	77.3	41.64	45.54
Peer Group Total Shareholder Return Amount	164.52	139.45	87.67	130.86
Net Income (Loss)	$ (52,700,000)	$ (13,100,000)	$ (12,300,000)	$ (1,500,000)
Company Selected Measure Amount	666,800,000	572,400,000	491,600,000	425,500,000
PEO Name	David DeStefano
Measure:: 1
Pay vs Performance Disclosure
Name	Total Revenue
Non-GAAP Measure Description	(5) We determined Total Revenue to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2024.
Measure:: 2
Pay vs Performance Disclosure
Name	Pre-Tax Net Income
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Cash from Operations
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,000,004)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	34,610,616
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,837,115
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,159,697
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,613,804
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,410,552)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,811,861
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,989,788
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,500,803
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 321,270